Lord Abbett             Research
                     Fund


                                                              o Small-Cap Series
                                                              o Large-Cap Series

                                                              1997 ANNUAL REPORT

                               [GRAPHIC: SEXTANT]

Two portfolios designed to help
you build for your future


                                     [LOGO]

          Lord Abbett Research Fund  Small-Cap Series o Large-Cap Series

                                        A Tradition of
                                     Value
                                         Investing

[GRAPHIC: MAP AND COMPASS]

                              We recognize each investor's need for a
                              well-diversified portfolio. Our value investing process benefits investors in both small and large company stocks. Our goal, to provide investors competitive returns with relatively moderate fluctuations in price, applies to both Series.

--------------------------------------------------------------------------------
Value Investing at Work in    The Small-Cap Series has significantly
a Portfolio of Small Company  outperformed small company stocks in general and
Stocks and a Portfolio of     mutual funds that focus on small companies since
Large Company Stocks          its inception. The Large-Cap Series has produced
                              long-term returns well above the average of mutual funds that focus on large companies, and over the shorter term, has produced returns comparable to its benchmark.

                              Small-Cap Series Performance
                              Average Annual Total Returns as of 11/30/97

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

                                                                        Life of
                                                           1 year      Series(1)
                                                           ------      ---------

                              The Small-Cap Series          37.9%        33.6%
                              Morningstar Average of
                              Small Company Funds           21.7%        21.3%
                              Morningstar Average of
                              Small Value Funds             29.4%        25.3%
                              Unmanaged Russell 2000 Index  23.4%        19.2%


                              Large-Cap Series Performance
                              Average Annual Total Returns as of 11/30/97

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

                                                           3 years      5 years
                                                           -------      -------

                              The Large-Cap Series          26.2%        20.7%
                              Morningstar Average of
                              Large Value Funds             25.8%        17.4%
                              Morningstar Average of
                              Growth & Income Funds         26.6%        17.5%

                              Performance data shown is for Class A shares at net asset value and assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
Average Annual Total Returns  Average annual compound returns for periods ended
                              12/31/97 at the Class A share maximum sales charge of 5.75%, with all distributions reinvested:

   [THE FOLLOWING TABLES WERE DEPICTED AS BAR GRAPHS IN THE PRINTED MATERIAL]

                              Small-Cap Series(2)
                              -------------------

                              1 year                        +28.80%
                              Life of Series                +29.00%

                              Large-Cap Series(3)
                              -------------------

                              1 year                        +16.30%
                              5 years                       +18.85%
                              Life of Series                +18.64%

                              The results quoted herein represent past performance, which is no indication of future results. The investment return and principal value of an investment in either Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

                          (1) Period 12/13/95-11/30/97 for the Small-Cap Series;
                              12/31/95-11/30/97 for Morningstar averages and the unmanaged Russell 2000 Index.

                          (2) The Small-Cap Series commenced operations
                              12/13/95.

                          (3) The Large-Cap Series commenced operations 6/3/92.
                              During the 5-year and Life-of-Series periods shown, Lord Abbett waived or assumed a portion of fees and expenses for each Series. Please see the Series' prospectus for a history of such waivers and assumptions. There are no plans to continue such waivers and assumptions in the future.

Report to Shareholders

For the Fiscal Year Ended November 30, 1997

[PHOTO: ROBERT S. DOW]


/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

DECEMBER 18, 1997

"...we will continue to search for investments which represent value and provide opportunities for price appreciation with less-than-market risk."

Lord Abbett Research Fund completed its fiscal year on November 30, 1997. Below is an overview of class-specific data as of the end of the year.

                            Small-Cap Series                  Large-Cap Series
                  ---------------------------       ---------------------------
                              Year  8 Months                    Year  8 Months
                             Ended     Ended                   Ended     Ended
                          11/30/97  11/30/97*               11/30/97  11/30/97*
                  ---------------------------       ---------------------------
                  Class A   Class B   Class C       Class A   Class B   Class C
                  ---------------------------       ---------------------------
Net asset value   $16.56    $16.44    $16.44        $20.08    $20.00    $20.01
Dividends         $   --    $   --    $   --        $ 0.12    $ 0.02    $   --
Capital gains     $   --    $   --    $   --        $ 0.95    $ 0.95    $   --
Total return+     +37.9%    +37.0%    +28.3%++      +19.9%    +18.9%    +18.4%++

Against a backdrop of strong economic growth, low inflation and strong corporate profits over the past year, U.S. stocks, in general, continued to show returns above historical averages. In 1998, we expect economic growth to slow somewhat, to about 211/42%, and inflation to remain in check at approximately 211/42%. Though most investors in the market have enjoyed positive returns in recent years, we recognize the risk in an extended bull market. However, relying heavily on individual stock selection, we will continue to search for investments which represent value and provide opportunities for price appreciation with less-than-market risk.

About the Small-Cap Series

The exceptional performance of the Small-Cap Series over the past year can be attributed to select industrial and technology stocks in the portfolio. During the year, valuations of small-cap stocks were favorable, providing many opportunities in the marketplace to purchase companies with performance characteristics that drive toward consistent, strong performance with low volatility. We look for companies with long operating histories, strong market positions within their industry and financial strength. These characteristics help to reduce business risk and protect companies from both economic and competitive pressures. We continue to seek issues with solid fundamental prospects in the small-cap universe to add value to the Series.

About the Large-Cap Series

The Large-Cap Series produced strong returns in 1997. Going forward, we are mindful that stock market valuations in general remain near historical highs. Our industry analysts will continue to diligently research securities to find those that are expected to increase in value over time, while offering more attractive valuations than the stock market as a whole. Over the year, we increased exposure to utilities (such as electric power companies) and companies that produce consumer nondurables (products consumers use regularly or must replace frequently, such as food). We also began to slightly decrease our holdings in technology and consumer cyclicals (companies whose profits are affected by cyclical changes in economic activity). These shifts in the portfolio proved to be helpful to the performance of the Series.

Thank you for your continued confidence in Lord Abbett Research Fund. We look forward to maintaining our relationship in the coming years and helping you achieve your financial goals.

* Class C shares of the Small-Cap Series and Large-Cap Series were first offered on April 1, 1997.

+ Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

++  Not annualized.

LORD ABBETT RESEARCH FUND--SMALL-CAP SERIES

Seeking the Best Small-Cap Value Stocks

A $10,000 investment made on January 1, 1996 was worth $17,629 as of November 30, 1997, outperforming both the unmanaged Russell 2000 Index and the Morningstar Average of Small Value Funds.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

                                                        (Thousands)

Lord Abbett Research Fund --
Small-Cap Series(1)                                       $17,629
Morningstar Average of Small
Value Funds(2)                                            $15,415
Russell 2000 Index(2)(3)                                  $14,015

(1) Series performance is at net asset value for Class A shares and assumes the reinvestment of all distributions.
(2) Source: Morningstar, Inc.
(3) The Russell 2000 Index is an unmanaged index consisting of the common stocks of 2000 companies. An investor cannot invest directly in an index.

LORD ABBETT RESEARCH FUND--LARGE-CAP SERIES

Unique Management Style Produces an Outperformer

Shareholders investing $10,000 at the Series' inception on June 3, 1992 had a portfolio worth $27,169 as of November 30, 1997, an average annual gain of 20%.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

                                                        (Thousands)

Lord Abbett Research Fund --
Large-Cap Series(1)                                       $27,169
Morningstar Average of Large
Value Funds(2)                                            $23,532
Morningstar Average of
Growth & Income Funds(3)                                  $23,582

(1) Series performance is at net asset value for Class A shares and assumes the reinvestment of all distributions.

(2)   Source: Morningstar, Inc.

Important Information

Common stocks purchased by the Series are subject to market fluctuations, providing the potential for gains and the risk of loss. Lord Abbett Research Fund-Small-Cap Series invests in small-cap companies, which typically have a higher risk of failure and historically have experienced a greater degree of illiquidity and market volatility than large-cap companies. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Series issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 3/31/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statement of Net Assets

SMALL-CAP SERIES  November 30, 1997

                               Investments                                                                    Shares   Market Value
===================================================================================================================================
Investments in Common Stocks 84.97%
===================================================================================================================================
Aerospace 7.88%                AAR Corp.-Major supplier of products and services for the worldwide
                               aviation industry                                                              120,000   $ 4,627,500
                              *Aviation Sales Company-Distributes aircraft spare parts                        110,000     3,925,625
                              *Doncasters plc ADR-Supplier of tolerance-critical aircraft engine
                               components                                                                      65,000     1,690,000
                              *Moog Inc. Class A-Manufacturer of electrohydraulic control systems             210,000     7,638,750
                               Precision Castparts Corp.-Manufactures engine castings and other
                               components for the aerospace industry                                          130,000     7,718,750
                              *SPS Technologies Inc.-Producer of precision fasteners                          200,000     8,750,000
                               Total                                                                                     34,350,625
------------------------------------------------------------------------------------------------------------------------===========
Agricultural Products .32%    *Midwest Grain Products Inc.-Manufacturer of wheat gluten, starch and
                               alcohol                                                                        100,000     1,400,000
------------------------------------------------------------------------------------------------------------------------===========
Apparel 7.86%                  Garan Inc.-Supplier of knitted and woven apparel                               220,000     5,445,000
                              *North Face Inc.-Manufacturer of camping and outerwear                          135,000     2,936,250
                               Oshkosh B'Gosh Inc. Class A-Manufacturer of children's clothing                 37,700     1,225,250
                               Stride Rite Corp.-Producer and retail marketer of children's shoes           1,615,000    19,279,063
                               Phillips Van Heusen Corp.-Branded apparel manufacturer                         390,000     5,362,500
                               Total                                                                                     34,248,063
------------------------------------------------------------------------------------------------------------------------===========
Auto Parts 2.11%               Clarcor Inc.-Manufactures oil and air filters                                   31,800       942,075
                              *Control Devices Inc.-Manufacturer of circuit breakers and electronic
                               sensors for the auto industry                                                  163,000     2,852,500
                               MascoTech Inc.-Forger of power train and chassis parts                         230,000     3,981,875
                               Walbro Corp.-Manufacturer of fuel system components for automobiles and
                               small engines                                                                   96,100     1,399,455
                               Total                                                                                      9,175,905
------------------------------------------------------------------------------------------------------------------------===========
Banks: Regional .10%           Citizens Banking Corp. Mich.-Michigan and Illinois savings and loan             15,000       438,750
------------------------------------------------------------------------------------------------------------------------===========
Brokers .93%                   Piper Jaffray Inc.-Brokerage, investment banking and money management firm     145,600     4,031,300
------------------------------------------------------------------------------------------------------------------------===========
Building Materials .83%        CalMat Co.-Producer of aggregates and asphalt                                   60,000     1,571,250
                              *Cameron Ashley Building Products, Inc.-Distributor of building materials       130,000     2,039,375
                               Total                                                                                      3,610,625
------------------------------------------------------------------------------------------------------------------------===========
Coal 1.15%                     Penn Virginia Corp.-Natural resources company engaged in coal mining,
                               timber and oil/gas exploration and development                                 185,000     5,006,563
------------------------------------------------------------------------------------------------------------------------===========
Communications Equipment 2.60% Telxon Corp.-Supplier of hand-held wireless links to computer networks         465,000    11,334,375
------------------------------------------------------------------------------------------------------------------------===========
Computer: Software 2.15%      *Evans & Sutherland Computer Corp.-Developer of computer graphics software
                               systems                                                                        105,000     3,255,000
                              *Structural Dynamics Research Class A-Supplier of mechanical design
                               automation software                                                            100,000     1,668,750
                              *Zebra Technologies Corp. Class A-Provider of bar code labeling systems         140,000     4,462,500
                               Total                                                                                      9,386,250
                               -----------------------------------------------------------------------------------------===========

Statement of Net Assets

SMALL-CAP SERIES  November 30, 1997

                               Investments                                                                    Shares    Market Value
====================================================================================================================================
Containers .85%               *BWAY Corp.-Manufacturer of steel containers such as cans for paint             135,100   $ 2,913,094
                              *Ivex Packaging Corp.-Designer and manufacturer of flexible packaging
                               products                                                                        40,000       800,000
                               Total                                                                                      3,713,094
------------------------------------------------------------------------------------------------------------------------===========
Distribution 2.01%             Applied Industrial Tech Inc.-Distributor of bearings and industrial
                               products                                                                       170,500     4,816,625
                               Hughes Supply Inc.-Distributes building materials and electrical plumbing
                               supplies                                                                       120,000     3,930,000
                               Total                                                                                      8,746,625
------------------------------------------------------------------------------------------------------------------------===========
Electrical Equipment 4.29%     American Precision Industries Inc.-Manufactures motion control and
                               electronic products for aerospace, industry and the military                   225,000     4,921,875
                               Kollmorgen Corp.-Manufacturer of motors and controls                           391,500     6,851,250
                              *Mettler-Toledo Intl.-Manufacturer of scales and measuring devices              200,000     3,575,000
                               Pacific Scientific Co.-Manufactures motion control and safety products         150,000     2,381,250
                               Scientific Technologies Inc.-Manufactures industrial safety and
                               monitoring equipment                                                            30,000       318,750
                               Woodhead Industries Inc.-Manufacturer of specialty electrical products
                               for industry                                                                    32,400       627,750
                               Total                                                                                     18,675,875
------------------------------------------------------------------------------------------------------------------------===========
Electronics: Components 4.80%  BMC Industries Inc.-Manufactures precision-etched products for TVs and
                               monitors                                                                       260,000     4,826,250
                               General Cable Corp.-Manufacturer of copper wire and cable                      165,000     5,630,625
                               Methode Electronics Inc. Class A-Producer of electronic components,
                               connectors and devices                                                         324,800     5,278,000
                               Penn Engineering & Mfg. Corp.-Manufacturer of fasteners for the
                               electronics industry                                                            55,000     1,443,750
                              *Richey Electronics Inc.-Distributor of components to manufacturers of
                               electronic equipment                                                           300,000     2,625,000
                              *SpecTran Corp.-Manufacturer of optical glass fibers primarily used in
                               data and voice communications                                                  100,000     1,118,750
                               Total                                                                                     20,922,375
------------------------------------------------------------------------------------------------------------------------===========
Electronics: Equipment 2.06%  *Perceptron Inc.-Supplier of quality control and guidance systems for the
                               auto industry                                                                  125,000     2,765,625
                              *Robotic Vision Systems-Supplies machine vision systems                         150,000     2,071,875
                               TSI Inc./Minn-Manufactures instruments to measure air flow and particles        50,900       509,000
                               Zero Corp.-Manufacturer of electronics enclosures                              130,000     3,631,875
                               Total                                                                                      8,978,375
------------------------------------------------------------------------------------------------------------------------===========
Engineering/Construction      *CDI Corp.-Provider of engineering and technical personnel staffing             120,000     4,965,000
2.82%                         *Michael Baker Corp.-Engineering, operations and maintenance and
                               construction firm                                                              450,000     4,246,875
                              *Willbros Group Inc.-Engineering and construction firm serving the oil and
                               gas industry                                                                   175,000     3,062,500
                               Total                                                                                     12,274,375
------------------------------------------------------------------------------------------------------------------------===========
Fluid Separation .81%         *CUNO Inc.-Manufacturer of fluid filtration products for healthcare,
                               potable water and industrial fluid processing                                  210,000     3,543,750
------------------------------------------------------------------------------------------------------------------------===========
Food 2.56%                     Dreyer's Grand Ice Cream-Ice cream manufacturer and distributor                292,500     7,166,250
                               Michael Foods Inc.-Processor and distributor of eggs, potato and dairy
                               products                                                                       125,000     2,757,813
                               Sanderson Farms Inc.-Engaged in production, processing, marketing and
                               distribution of fresh and frozen chicken and other prepared food               100,000     1,212,500
                               Total                                                                                     11,136,563
------------------------------------------------------------------------------------------------------------------------===========
Furniture and Appliances .31%  Fedders Corp. Class A-Manufacturer of air conditioners                         100,000       568,750
                              *Neutral Posture Ergonomics Inc.-Producer of office chairs and specialty
                               ergonomic products                                                             128,000       784,000
                               Total                                                                                      1,352,750
------------------------------------------------------------------------------------------------------------------------===========
Health Care Products 5.41%     Arrow International, Inc.-Supplies disposable catheters and related
                               clinical products                                                              410,000    14,350,000
                              *Lunar Corp.-Supplies equipment to diagnose osteoporosis and bone diseases       75,000     1,696,875
                              *Marquette Medical Systems Class A-Supplier of medical electronic
                               equipment and systems                                                          335,000     7,537,500
                               Total                                                                                     23,584,375
------------------------------------------------------------------------------------------------------------------------===========
Health Care Services 2.34%    *Sierra Health Services-Provider of managed-care health plans in Nevada,
                               Colorado and Texas                                                             280,000    10,185,000
------------------------------------------------------------------------------------------------------------------------===========
Home Building .93%            *Crossmann Communities Inc.-Single-family home builder in the midwest            26,000       591,500
                               Kaufman & Broad Home Corp.-Single-family home builder in California and
                               Texas                                                                          160,000     3,470,000
                               Total                                                                                      4,061,500
                               -----------------------------------------------------------------------------------------===========

Statement of Net Assets

SMALL-CAP SERIES  November 30, 1997

                               Investments                                                                    Shares   Market Value
===================================================================================================================================
Household Products .17%       *Acorn Products, Inc.-Manufacturer of gardening and work tools                   65,000   $   755,625
------------------------------------------------------------------------------------------------------------------------===========
Insurance: Property and        Chartwell Re Corp.-Property casualty insurance and re-insurance company        185,000     6,243,750
Casualty 1.44%                *Philadelphia Cons Holding Corp.-Property casualty insurance company              1,000        16,375
                               Total                                                                                      6,260,125
------------------------------------------------------------------------------------------------------------------------===========
Machine Tools 3.05%            Cincinnati Milacron Inc.-Manufacturer of plastics machinery, industrial
                               products and machine tools                                                     450,000    13,303,125
------------------------------------------------------------------------------------------------------------------------===========
Machinery: Diversified 1.29%   Applied Power Inc. Class A-Manufacturer of hydraulic industrial and
                               construction equipment                                                          10,000       610,000
                               Regal Beloit Corp.-Manufacturer of cutting tools, power transmissions and
                               motors                                                                         120,000     3,262,500
                               Roper Industries Inc.-Manufacturer of fluid handling and control products       60,000     1,728,750
                               Total                                                                                      5,601,250
------------------------------------------------------------------------------------------------------------------------===========
Manufacturing: Diversified     Brady (WH) Co. Class A-Manufacturer of industrial identification products
1.29%                          and coated materials                                                            95,000     2,921,250
                               Standex International Corp.-Manufactures industrial, consumer and food
                               service products                                                                41,900     1,469,119
                               Varlen Corp.-Manufactures truck trailer and precision transportation
                               products                                                                        45,000     1,231,875
                               Total                                                                                      5,622,244
------------------------------------------------------------------------------------------------------------------------===========
Metals: Miscellaneous .78%     Autocam Corp.-Manufactures close tolerance components for the automotive
                               industry                                                                         5,000        64,375
                              *Wolverine Tube Inc.-Manufacturer of copper and copper-alloy tube               105,000     3,333,750
                               Total                                                                                      3,398,125
------------------------------------------------------------------------------------------------------------------------===========
Miscellaneous 1.63%           *Esterline Tech Corp.-Manufacturer of automation equipment for printed
                               circuit board production, and aerospace and defense products                    65,000     2,299,375
                              *Figgie Intl. Inc. Class A-Manufacturer of safety breathing equipment           350,000     4,812,500
                               Total                                                                                      7,111,875
------------------------------------------------------------------------------------------------------------------------===========
Natural Gas Transmission 1.66% KN Energy Inc.-Natural gas pipeline                                            155,000     7,246,250
------------------------------------------------------------------------------------------------------------------------===========
Oil and Gas Drilling .91%     *Domain Energy-Oil and gas company involved in the exploration, development
                               and production of domestic oil and natural gas properties                      125,000     2,078,125
                              *Meridian Resource Corp.-Independent oil and gas company involved in the exploration, development and production of oil and gas properties in the
                               U.S.                                                                           175,000     1,870,313
                               Total                                                                                      3,948,438
------------------------------------------------------------------------------------------------------------------------============
Paper and Forest Products      Blount International Inc. Class A-Manufacturer of timber-cutting equipment
2.97%                          and small arms accessories                                                     150,000     7,584,375
                               Wausau Paper Mills Co.-Manufacturer of writing, printing and specialty
                               papers                                                                         250,000     5,359,375
                               Total                                                                                     12,943,750
------------------------------------------------------------------------------------------------------------------------===========
Photographic 1.20%            *Bell & Howell Co.-Provider of services and systems for information access
                               and dissemination                                                              220,000     5,225,000
------------------------------------------------------------------------------------------------------------------------===========
Printing and Publishing 2.05% *Golden Books Family Entertainment Inc.-Publisher of children's books            17,000       159,375
                              *Scholastic Corp.-A leading publisher of children's books and educational
                               materials                                                                      230,000     8,783,125
                               Total                                                                                      8,942,500
------------------------------------------------------------------------------------------------------------------------===========
Printing: Specialty 1.15%     *Gibson Greetings Inc.-Manufacturer of greeting cards and party goods           215,000     5,025,625
------------------------------------------------------------------------------------------------------------------------===========
Retail 1.32%                   Casey's General Stores-Chain of convenience-style general stores/gas
                               stations                                                                        75,000     1,767,187
                               Ruddick Corp.-Manufactures sewing thread; supermarket chain in the
                               southeast                                                                      120,000     2,445,000
                              *The Bombay Company Inc.-Marketer of traditional styled furniture and
                               accessories                                                                    300,000     1,556,250
                               Total                                                                                      5,768,437
------------------------------------------------------------------------------------------------------------------------===========
Specialty Materials 3.41%     *ACX Technologies Inc.-Manufactures ceramics components and packaging           154,000     4,129,125
                              *Rogers Corp.-Manufacturer of specialty polymers and moldable composites        262,900    10,729,605
                               Total                                                                                     14,858,730
------------------------------------------------------------------------------------------------------------------------===========
Steel 2.99%                    Oregon Steel Mills Inc.-Manufacturer of steel plate, pipe and rail             437,200     8,580,050
                               Quanex Corp.-Manufacturer of specialty steel and aluminum products             150,000     4,462,500
                               Total                                                                                     13,042,550
------------------------------------------------------------------------------------------------------------------------===========
Textiles: Apparel 1.32%       *Dan River Inc.-Manufactures and markets fabrics for home fashions and
                               apparel                                                                        300,000     4,500,000
                              *Galey & Lord Inc.-Manufacturer of high-quality woven and blended cotton
                               fabrics                                                                         70,100     1,261,800
                               Total                                                                                      5,761,800
                               -----------------------------------------------------------------------------------------===========

Statement of Net Assets

SMALL-CAP SERIES  November 30, 1997

                                                                                                            Shares or
                               Investments                                                           Principal Amount  Market Value
===================================================================================================================================
Tire and Rubber Goods .84%     Standard Products Co.-Manufactures plastic and rubber products for the
                               utomotive and appliance industries                                             145,000  $  3,643,125
-----------------------------------------------------------------------------------------------------------------------============
Truckers .38%                 *Smithway Motor Xpress Corp. Class A-Truckload carrier transporting
                               diversified manufactured and processed products                                120,000     1,657,500
                               ----------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $355,210,426)                                   370,273,187
===================================================================================================================================
Other Assets, Less Liabilities 15.03%
===================================================================================================================================
Short-Term Investments,        American Express Credit Corp. 5.65% due 12/2/1997                              15,000M    15,000,000
at Cost                        Ford Motor Credit Co. 5.41% due 12/1/1997                                      20,000M    20,000,000
                               General Electric Capital Corp. 5.58% due 12/4/1997                              1,000M     1,000,000
                               Morgan Stanley & Co. 5.65% due 12/1/1997                                        5,000M     4,996,076
                               Prudential Funding Co. 5.65% due 12/2/1997                                     19,000M    19,000,000
                               Total                                                                                     59,996,076
-----------------------------------------------------------------------------------------------------------------------============
Cash                                                                                                                      2,198,188
-----------------------------------------------------------------------------------------------------------------------============
Receivable for:                Capital stock sold                                                                         7,620,738
                               Securities sold                                                                            2,727,477
                               Dividends                                                                                    261,633
                               Interest                                                                                      38,923
                               Other                                                                                        161,886
                               Total Other Assets                                                                        73,004,921
-----------------------------------------------------------------------------------------------------------------------============
Liabilities
Payable for:                   Securities purchased                                                                       7,416,895
                               Capital stock reacquired                                                                      85,370
                               Total Liabilities                                                                          7,502,265
-----------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                      65,502,656
===================================================================================================================================
Net Assets 100.00%                                                                                                     $435,775,843
===================================================================================================================================
                               Class A Shares-Net asset value ($201,862,676 / 12,193,290 shares
                               outstanding)                                                                                  $16.56
                               Class B Shares-Net asset value ($182,788,098 / 11,116,615 shares
                               outstanding)                                                                                  $16.44
                               Class C Shares-Net asset value ($51,125,069 / 3,109,152 shares
                               outstanding)                                                                                  $16.44

*Non-income producing.
The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and unaudited.
See Notes to Financial Statements.

Statement of Net Assets

LARGE-CAP SERIES  November 30, 1997


                               Investments                                                                     Shares  Market Value
===================================================================================================================================
Investments in Common Stocks 99.40%
===================================================================================================================================
Agricultural Equipment .89%    Case Corporation-Manufacturer of farm and construction equipment                10,000  $    620,000
-----------------------------------------------------------------------------------------------------------------------============
Agricultural Products 2.62%    Archer-Daniels-Midland Co.-Leading processor and seller of agricultural
                               commodities                                                                     53,025     1,133,408
                               Pioneer Hi-Bred International, Inc.-Leading U.S. supplier of hybrid seed         6,800       694,450
                               Total                                                                                      1,827,858
-----------------------------------------------------------------------------------------------------------------------============
Apparel 1.94%                 *Fruit of The Loom Class A-Producer of non-fashion apparel and
                               undergarments                                                                   22,700       529,194
                               VF Corp.-Leading producer of blue jeans and other apparel                       17,900       826,755
                               Total                                                                                      1,355,949
-----------------------------------------------------------------------------------------------------------------------============
Auto Parts: After Market 2.19% Genuine Parts Company-National distributor of automotive replacement parts      20,925       669,600
                               Snap-on, Inc.-Manufacturer and distributor of hand tools and diagnostic
                               equipment for the automotive industry                                           19,575       860,076
                               Total                                                                                      1,529,676
                               ----------------------------------------------------------------------------------------============

Statement of Net Assets

LARGE-CAP SERIES  November 30, 1997

                               Investments                                                                     Shares  Market Value
===================================================================================================================================
Banks: Money Center 4.71%      BankAmerica Corp.-Major money-center bank                                       14,500   $ 1,058,500
                               Chase Manhattan Corp.-Major money-center bank holding company                    6,200       673,475
                               Citicorp-Major money-center bank                                                 6,700       803,580
                               First Chicago NBD-Major midwest bank                                             9,600       751,200
                               Total                                                                                      3,286,755
------------------------------------------------------------------------------------------------------------------------===========
Banks: Regional 7.34%          BankBoston, N.A.-Leading New England regional bank                               8,150       726,369
                               Comerica Inc.-Midwestern regional bank holding company                          11,100       945,580
                               First Union Corp.-Major east coast bank                                         20,200       984,750
                               Mellon Bank Corp.-Commercial bank located in Pittsburgh, PA                     16,300       924,006
                               Washington Mutual-A leading savings and loan company                            22,300     1,541,487
                               Total                                                                                      5,122,192
------------------------------------------------------------------------------------------------------------------------===========
Brokers 1.10%                  Morgan Stanley, Dean Witter, Discover & Co.-Major brokerage and credit
                               card company                                                                    14,200       771,237
------------------------------------------------------------------------------------------------------------------------===========
Chemicals 2.84%                Air Products & Chemicals Inc.-Industrial gas producer                            5,000       383,438
                               Morton International Inc.-Producer of specialty chemicals, salt and
                               airbags                                                                         25,800       878,813
                               Rohm & Haas Co.-Manufacturer of specialty chemicals and plastics                 7,850       721,709
                               Total                                                                                      1,983,960
------------------------------------------------------------------------------------------------------------------------===========
Communications Equipment       Corning Inc.-Major producer of fiber optics and provider of medical
2.37%                          testing services                                                                20,500       869,969
                               Motorola Inc.-Leader in wireless communication equipment                        12,500       785,937
                               Total                                                                                      1,655,906
------------------------------------------------------------------------------------------------------------------------===========
Computer: Hardware 4.88%      *Digital Equipment Corp.-Manufacturer of data processing equipment               14,800       728,900
                               Hewlett-Packard Co.-Leading manufacturer of computer products including
                               printers, servers, workstations and PCs                                          9,825       599,939
                               International Business Machines Corp.-Largest computer manufacturer             15,300     1,676,306
                               Micron Technology-Manufacturer of memory chips                                  16,000       398,000
                               Total                                                                                      3,403,145
------------------------------------------------------------------------------------------------------------------------===========
Computer: Network .87%        *Cisco Systems Inc.-Manufacturer of computer network products                     7,000       603,750
------------------------------------------------------------------------------------------------------------------------===========
Computer: Peripherals 1.87%    EMC Corp.-A supplier of high-performance storage devices and related
                               services                                                                        27,200       824,500
                              *Seagate Technology Inc.-Manufacturer of computer disk drive equipment           21,200       480,975
                               Total                                                                                      1,305,475
------------------------------------------------------------------------------------------------------------------------===========
Computer: Software 1.44%      *Sun Microsystems Inc.-Supplier of network computer products including workstations, servers, software, microprocessors and a full range of
                               services and support                                                             28,000    1,008,000
------------------------------------------------------------------------------------------------------------------------===========
Containers 2.18%               Crown Cork & Seal Inc.-Major producer of a wide variety of three-piece
                               and two steel and aluminum containers for the food industry                     16,300       795,644
                               Sonoco Products Co.-A leading U.S. producer of specialty paper and
                               plastic packaging components                                                    22,200       728,438
                               Total                                                                                      1,524,082
------------------------------------------------------------------------------------------------------------------------===========
Cosmetics 1.17%                International Flavor & Fragrance-Supplier of flavors and fragrances             17,000       819,188
------------------------------------------------------------------------------------------------------------------------===========
Drugs/Health Care Products     American Home Products Corp.-Producer of drugs, food housewares and
4.32%                          packaged medicine and medical products                                          17,400     1,215,825
                               Bristol-Myers Squibb Company-Major worldwide pharmaceutical concern with other interests in infant nutrition, non-prescription medications, medical
                               devices and toiletries                                                          10,100       945,613
                               SmithKline Beecham plc Class A ADR-United Kingdom-based health care company providing prescription and over-the-counter drugs and clinical
                               laboratory services                                                             17,200       853,550
                               Total                                                                                      3,014,988
------------------------------------------------------------------------------------------------------------------------===========
Electric Power 8.11%           Baltimore Gas & Electric Co.-Regional electric utility company                  45,000     1,380,938
                               Carolina Power & Light Co.-Electric utility company serving North and
                               South Carolina                                                                  37,500     1,401,562
                               CINergy Corp.-Supplier of electricity and natural gas in southwestern
                               Ohio and adjacent Kentucky and Indiana territories                              39,800     1,417,875
                               Firstenergy Corp.-Electric utility covering 2.9 million people; includes several of the most highly industrialized cities and agriculturally
                               productive regions in Ohio and Pennsylvania                                     54,000     1,458,000
                               Total                                                                                      5,658,375
                               -----------------------------------------------------------------------------------------===========

Statement of Net Assets

LARGE-CAP SERIES  November 30, 1997

                               Investments                                                                    Shares   Market Value
====================================================================================================================================
Electrical Equipment 3.44%     Emerson Electric Co.-Diversified manufacturer of consumer and industrial
                               electrical components                                                           25,500   $ 1,402,500
                               CBS-Largest pure-play radio and broadcasting company                            33,400     1,002,000
                               Total                                                                                      2,404,500
------------------------------------------------------------------------------------------------------------------------===========
Electronics: Semiconductors    Intel Corp.-Leading producer of semiconductor memory circuits                   13,200     1,024,650
1.47%
------------------------------------------------------------------------------------------------------------------------===========
Food 5.79%                     ConAgra Inc.-Major producer of agricultural and consumer products               26,700       959,531
                               CPC International Inc.-Producer of diversified packaged foods                    9,500       982,062
                               Heinz H.J. Co.-International packaged foods producer                            23,400     1,171,463
                               Sara Lee Corp.-A diversified maker of branded food products, apparel
                               and household consumer products                                                107,500       925,312
                               Total                                                                                      4,038,368
------------------------------------------------------------------------------------------------------------------------===========
Health Care Products 2.19%     Baxter International Inc.-World's leading distributor and major
                               manufacturer of hospital supplies and related medical equipment                 16,800       850,500
                              *St. Jude Medical, Inc.-A leading manufacturer of artificial heart valves        23,000       681,375
                               Total                                                                                      1,531,875
------------------------------------------------------------------------------------------------------------------------===========
Health Care Services 3.74%     Aetna Inc.-Major multi-line insurer                                              8,650       651,994
                              *Humana Inc.-Major U.S. provider of managed health plans                         48,500     1,076,094
                               United Healthcare Corp.-Offers health care coverage and related services
                               in all 50 states                                                                17,000       885,063
                               Total                                                                                      2,613,151
------------------------------------------------------------------------------------------------------------------------===========
Household Products 2.25%       Fort James Corp.-Producer of paper-based consumer products, packaging and
                               communication papers                                                            20,900       817,713
                               Kimberly Clark Corp.-Major producer of consumer and personal care products      14,392       749,284
                               Total                                                                                      1,566,997
------------------------------------------------------------------------------------------------------------------------===========
Housewares 1.31%               Fortune Brands Inc.-Consumer products conglomerate                              25,300       915,544
------------------------------------------------------------------------------------------------------------------------===========
Insurance: Life 2.43%          American General Corporation-A leading provider of financial services, including life/health insurance, annuities, consumer credit and mortgage
                               financing                                                                       19,200     1,034,400
                               Jefferson-Pilot Corp.-Life insurance holding company                             8,700       663,919
                               Total                                                                                      1,698,319
------------------------------------------------------------------------------------------------------------------------===========
Insurance: Property and        Allstate Corp.-Second largest provider of personal lines of insurance
Casualty 4.80%                 in the U.S.                                                                      8,100       695,588
                               Chubb Corp.-Broad-based property and casualty insurance organization            16,550     1,174,016
                               CIGNA Corp.-Multi-line insurance and medical services                            3,850       643,913
                               Providian Corp.-Financial services company                                      19,000       837,188
                               Total                                                                                      3,350,705
------------------------------------------------------------------------------------------------------------------------===========
Machinery: Diversified .95%    Deere & Co.-World's largest manufacturer of farm equipment                      12,150       665,972
------------------------------------------------------------------------------------------------------------------------===========
Miscellaneous 1.35%            Minnesota Mining & Manufacturing Co.-Diversified global manufacturer
                               of value-added industrial, consumer and medical products                         9,650       940,272
------------------------------------------------------------------------------------------------------------------------===========
Natural Gas: Pipelines 1.00%   Columbia Gas Systems Inc.-Utility holding company and natural gas proprietor     9,600       698,400
------------------------------------------------------------------------------------------------------------------------===========
Natural Gas: Diversified       The Coastal Corporation-A diversified gas pipeline company                      12,850       752,528
1.08%
------------------------------------------------------------------------------------------------------------------------===========
Oil: International Integrated *ENI ADR-Italian oil and gas exploration, development and production company     12,200       708,363
3.27%                          Mobil Corp.-Large international oil company                                     11,400       820,088
                               Total S.A. Sponsored ADR-Leading French international oil and gas company       14,300       751,644
                               Total                                                                                      2,280,095
------------------------------------------------------------------------------------------------------------------------===========
Paper and Forest Products      Bowater Inc.-Largest U.S. producer of newsprint                                  6,500       291,688
1.53%                          Temple-Inland, Inc.-Leading manufacturer of corrugated boxes, bleached
                               paperboard, pulp and building materials                                         13,600       776,900
                               Total                                                                                      1,068,588
------------------------------------------------------------------------------------------------------------------------===========
Restaurants 1.38%             *Tricon Global Restaurants-Multi-concept fast food restaurants                   28,500       963,656
------------------------------------------------------------------------------------------------------------------------===========
Retail: Specialty 1.22%       *Toys R Us Inc.-Discount toy supermarts; department stores                       24,950       851,419
                               -----------------------------------------------------------------------------------------===========

Statement of Net Assets

LARGE-CAP SERIES  November 30, 1997

                                                                                                          Shares or
                               Investments                                                          Principal Amount   Market Value
===================================================================================================================================
Telephone: Local 5.41%         Alltel Corp.-Regional telephone holding company                                36,700   $  1,458,825
                               Bell Atlantic Corp.-Regional telephone company                                  9,050        807,713
                               BellSouth Corp.-Regional telephone company                                     14,100        771,975
                               SBC Communication Inc.-Mexican telephone monopoly                              10,100        735,406
                               Total                                                                                      3,773,919
-----------------------------------------------------------------------------------------------------------------------============
Tobacco 2.29%                  Philip Morris Inc.-Leading tobacco company                                     17,900        778,650
                               RJR Nabisco-Diversified food and tobacco producer                              22,400        816,200
                               Total                                                                                      1,594,850
-----------------------------------------------------------------------------------------------------------------------============
Toys 1.66%                     Hasbro Inc.-Major U.S. manufacturer of toys and games                          39,750      1,155,234
-----------------------------------------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $61,069,711)                                     69,379,578
===================================================================================================================================
Other Assets, Less Liabilities .60%
===================================================================================================================================
Short-Term Investments,        General Electric Capital Corp. 5.55% due 12/1/1997                             2,400M      2,400,000
at Cost
-----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net
of Liabilities                                                                                                           (1,983,259)
-----------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                         416,741
===================================================================================================================================
Net Assets 100.00%                                                                                                     $ 69,796,319
===================================================================================================================================
                               Class A Shares-Net asset value ($49,047,927 / 2,442,503 shares outstanding)                   $20.08
                               Class B Shares-Net asset value ($19,138,929 / 957,104 shares outstanding)                     $20.00
                               Class C Shares-Net asset value ($1,609,463 / 80,439 shares outstanding)                       $20.01

                              *Non-income producing.
                               The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and unaudited.
                               See Notes to Financial Statements.

Statements of Operations

                                                                                                        Year Ended November 30, 1997
                                                                                                        ----------------------------
                                                                                                             Small-Cap     Large-Cap
Investment Income (Loss)                                                                                        Series        Series
====================================================================================================================================
Income        Dividends                                                                                   $  1,076,361   $   772,090
              Interest                                                                                         854,030       100,207
              Total income                                                                                   1,930,391       872,297
              ----------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                                                 1,075,019       334,394
              12b-1 distribution plan-Class A                                                                  236,338        73,684
              12b-1 distribution plan-Class B                                                                  594,944       133,177
              12b-1 distribution plan-Class C                                                                  111,432         4,548
              Registration fee                                                                                  47,570        64,856
              Shareholder servicing                                                                             76,455        67,370
              Audit and tax                                                                                     23,696        20,150
              Reports to shareholders                                                                           28,440        26,633
              Organization fee                                                                                     746           601
              Other                                                                                             41,642        63,164
              Total expenses                                                                                 2,236,282       788,577
              ----------------------------------------------------------------------------------------------------------------------
              Net investment income (loss)                                                                    (305,891)       83,720
              ----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
====================================================================================================================================
Realized gain from investment transactions
              Proceeds from sales                                                                           59,685,625    13,202,120
              Cost of investments sold                                                                      52,374,272    10,715,955
              Net realized gain                                                                              7,311,353     2,486,165
              ----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                                                                 14,506,701     4,973,080
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                             21,818,054     7,459,245
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                      $ 21,512,163   $ 7,542,965
====================================================================================================================================

              See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                     Year Ended  December 13, 1995(a)    Year Ended
                                                                                   November 30,       to November 30,  November 30,
                                                                                           1997                  1996          1996
                                                                     --------------------------  --------------------  ------------
                                                                        Small-Cap     Large-Cap             Small-Cap     Large-Cap
Increase (Decrease) in Net Assets                                          Series        Series                Series        Series
===============================================================================================  ====================  ============
Operations    Net investment income (loss)                           $   (305,891)  $    83,720            $   39,350   $   215,880
              Net realized gain from investment transactions            7,311,353     2,486,165               384,187     1,256,915
              Net unrealized appreciation of investments               14,506,701     4,973,080               556,060     1,855,639
              Net increase in net assets resulting from
              operations                                               21,512,163     7,542,965               979,597     3,328,434
-----------------------------------------------------------------------------------------------  --------------------  ------------
Undistributed net investment income included in price of share
transactions                                                                   --       281,705                29,824        87,151
-----------------------------------------------------------------------------------------------  --------------------  ------------
Distributions to shareholders from:
              Net investment income-Class A                                    --      (157,269)              (34,864)     (307,886)
              Net investment income-Class B                                    --        (7,958)                   --       (32,704)
              Net realized gain from investment transactions-Class A           --      (943,694)             (347,605)     (428,272)
              Net realized gain from investment transactions-Class B           --      (360,069)                   --            --
              Total distributions                                              --    (1,468,990)             (382,469)     (768,862)
              ---------------------------------------------------------------------------------  --------------------  ------------
Capital share transactions:
              Net proceeds from the sale of shares                    423,020,783    44,131,403             7,839,815    15,705,205
              Net asset value of shares issued to shareholders in
              reinvestment of net investment income and realized
              gain from investment transactions                                --     1,404,618               382,601       730,851
              Total                                                   423,020,783    45,536,021             8,222,416    16,436,056
------------------------------------------------------------------------------------------------------------------------------------
              Cost of shares reacquired                               (17,529,274)   (5,687,429)              (77,197)   (3,039,468)
------------------------------------------------------------------------------------------------------------------------------------
              Increase in net assets derived from capital share
              transactions                                            405,491,509    39,848,592             8,145,219    13,396,588
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets                                                427,003,672    46,204,272             8,772,171    16,043,311
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
              Beginning of period                                       8,772,171    23,592,047                    --     7,548,736
------------------------------------------------------------------------------------------------------------------------------------
              End of period(b)                                       $435,775,843   $69,796,319            $8,772,171   $23,592,047
------------------------------------------------------------------------------------------------------------------------------------

           (a)   Commencement of operations.

           (b) Including undistributed (overdistributed) net investment income of $(271,581) and $423,847 as of November 30, 1997 and undistributed net investment income of $34,310 and $223,649 as of November 30, 1996 for the Small-Cap Series and Large-Cap Series, respectively.

                 See Notes to Financial Statements.

Financial Highlights

SMALL-CAP SERIES

                                                                     Class A Shares                               Class B Shares
                                              -----------------------------------------   ------------------------------------------
                                                Year Ended  December 13, 1995(a) to         Year Ended   November 15, 1996(b) to
                                              November 30,             November 30,       November 30,              November 30,
Per Share Operating Performance:                      1997                     1996               1997                      1996
=======================================================================================   ==========================================
Net asset value, beginning of period                $12.01                   $10.00             $12.00                    $11.67
---------------------------------------------------------------------------------------   ------------------------------------------
    Income (loss) from investment operations
    Net investment income (loss)                       .02(c)                   .127              (.09)(c)                   .001
    Net realized and unrealized gain on
    investments                                       4.53                     2.658              4.53                       .329
    Total from investment operations                  4.55                     2.785              4.44                       .33
    -----------------------------------------------------------------------------------   ------------------------------------------
    Distributions
    Dividends from net investment income                --                     (.075)               --                        --
    Distribution from net realized gain                 --                     (.700)               --                        --
    -----------------------------------------------------------------------------------   ------------------------------------------
Net asset value, end of period                      $16.56                   $12.01             $16.44                    $12.00
---------------------------------------------------------------------------------------   ------------------------------------------
Total Return(d)                                      37.89%                   28.24%(e)          37.00%                     2.84%(e)
====================================================================================================================================
    Ratios to Average Net Assets:
    Expenses, including waiver and
    reimbursements                                    1.17%                     .01%(e)           1.86%                      .04%(e)
    Expenses, excluding waiver and
    reimbursements                                    1.17%                    1.00%(e)           1.86%                      .07%(e)
    Net investment income (loss)                       .10%                    1.02%(e)           (.56)%                     .01%(e)
    ================================================================================================================================

                                                          Class C Shares
                                                     --------------------
                                                     April 1, 1997(b) to
                                                            November 30,
Per Share Operating Performance:                                    1997
=========================================================================
Net asset value, beginning of period                              $12.81
-------------------------------------------------------------------------
    Income (loss) from investment operations
    Net investment income (loss)                                    (.05)(c)
    Net realized and unrealized gain on investments                 3.68
    Total from investment operations                                3.63
    ---------------------------------------------------------------------
    Distributions
    Dividends from net investment income                              --
    Distribution from net realized gain                               --
    ---------------------------------------------------------------------
Net asset value, end of period                                    $16.44
-------------------------------------------------------------------------
Total Return(d)                                                    28.34%(e)
=========================================================================
    Ratios to Average Net Assets:
    Expenses, including waiver and reimbursements                   1.25%(e)
    Expenses, excluding waiver and reimbursements                   1.25%(e)
    Net investment income (loss)                                    (.30)%(e)
--------------------------------------------------------------------------

                                                                     Year Ended    December 13, 1995(a) to
                                                                   November 30,               November 30,
Supplemental Data for All Classes:                                         1997                       1996
==========================================================================================================
    Net assets, end of period (000)                                    $435,776                   $  8,772
    Portfolio turnover rate                                               45.24%                   110.09%
    Average commissions per share paid on equity transactions          $    .061                  $   .052
    ======================================================================================================

  (a)  Commencement of operations.

  (b)  Commencement of offering respective class shares.

  (c)  Calculated using average shares outstanding during the period.

  (d)  Total return does not consider the effects of sales loads.

  (e)  Not annualized. See Notes to Financial Statements.

Financial Highlights

LARGE-CAP SERIES

                                                                                                         Class A Shares
                                                       -----------------------------------------------------------------
                                                                                                Year Ended November 30,
Per Share Operating Performance:                            1997            1996         1995         1994         1993
========================================================================================================================
Net asset value, beginning of period                   $   17.86       $   15.54    $   12.79    $   12.33    $   10.61
------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                  .08(a)         .270          .42          .34          .29
      Net realized and unrealized gain on investments       3.21           3.505         3.44          .65         1.57
      Total from investment operations                      3.29           3.775         3.86          .99         1.86
      ------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                  (.12)           (.57)        (.29)        (.20)        (.14)
      Distributions from net realized gain                  (.95)          (.885)        (.82)        (.33)          --
      ------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   20.08       $   17.86    $   15.54    $   12.79    $   12.33
------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                            19.87%(d)       26.25%       32.82%        8.21%       17.72%
========================================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursements         1.52%(d)         .36%         .00%         .00%         .00%
      Expenses, excluding waiver and reimbursements         1.52%            .96%        1.02%        1.15%        1.20%
      Net investment income                                 0.42%           2.24%        3.27%        2.65%        2.44%
      ==================================================================================================================

                                                                                 Class B Shares           Class C Shares
                                                          -----------------------------------------  ---------------------

                                                            Year Ended     August 1, 1996(c) to      April 1, 1997(c) to
                                                          November 30,             November 30,             November 30,
Per Share Operating Performance:                                  1997                     1996                     1997
===================================================================================================  =====================
Net asset value, beginning of period                           $ 17.83                  $ 15.24                  $ 16.90
---------------------------------------------------------------------------------------------------  ---------------------
      Income (loss) from investment operations
      Net investment income (loss)                                (.06)(a)                  .12                     (.07)(a)
      Net realized and unrealized gain on investments             3.20                     2.66                     3.18
      Total from investment operations                            3.14                     2.78                     3.11
      ---------------------------------------------------------------------------------------------  ---------------------
      Distributions
      Dividends from net investment income                        (.02)                    (.19)                      --
      Distributions from net realized gain                        (.95)                      --                       --
      ---------------------------------------------------------------------------------------------  ---------------------
Net asset value, end of period                                 $ 20.00                  $ 17.83                  $ 20.01
---------------------------------------------------------------------------------------------------  ---------------------
Total Return(b)                                                  18.92%                   18.39%(d)                18.40%(d)
==========================================================================================================================
      Ratios to Average Net Assets:
      Expenses                                                    2.28%                     .59%(d)                 1.54%(d)
      Net investment income (loss)                                (.34)%                    .22%(d)                 (.37)%(d)
==========================================================================================================================

                                                                                             Year Ended November 30,
Supplemental Data For All Classes:                        1997            1996        1995         1994         1993
=====================================================================================================================
      Net assets, end of period (000)                  $69,796         $23,592      $7,549       $5,558       $4,086
      Portfolio turnover rate                            30.81%          62.25%      37.17%       43.85%       74.16%
      Average commissions per share paid on
      equity transactions                              $   .063        $   .056        n/a          n/a          n/a
      ===============================================================================================================

  (a) Calculated using average shares outstanding during the period.

  (b) Total return does not consider the effects of sales loads.

  (c) Commencement of offering respective class shares.

  (d) Not annualized.

      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 26, 1992. The Company consists of three separate portfolios ("Series"). This report covers two of the Series - Small-Cap Series and Large-Cap Series. Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked price on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Investment transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) A portion of proceeds from the sales and costs of repurchases of capital shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The organization expenses of the Company are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee paid is based on average daily net assets for each month at the annual rate of .75 of 1%.

The Small-Cap Series and Large-Cap Series of the Company have Rule 12b-1 plans and agreements (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares,
(2) a one-time distribution fee of up to 1% on certain qualifying purchases and
(3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Pursuant to the Class B Plan, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Lord Abbett received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers:

                                                   Lord Abbett          Dealers'
Series                                             Commissions       Concessions
--------------------------------------------------------------------------------
Small-Cap                                            $ 994,255       $ 6,026,914
Large-Cap                                            $ 140,809       $   864,739
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Capital

The Company has authorized 170 million shares of $.001 par value capital stock designated as follows: Small-Cap Series: Class A-50 million, Class B-30 million, Class C-20 million; Large-Cap Series: Class A- 20 million, Class B-30 million, Class C-20 million. Paid in capital for the Company amounted to $413,636,728 for the Small-Cap Series and $58,622,497 for the Large-Cap Series at November 30, 1997. Transactions in capital stock were as follows:

Notes to Financial Statements

                                                                                                         12/13/95 (Commencement
                                                                                                                 of Operations)
                                                                            Year Ended 11/30/97                     to 11/30/96
                                     ----------------------------------------------------------      --------------------------
                                               Small-Cap Series                Large-Cap Series                Small-Cap Series
                                     --------------------------    ----------------------------      --------------------------
Class A                                  Shares          Amount          Shares          Amount          Shares          Amount
-----------------------------------------------------------------------------------------------      --------------------------
Sales of shares                      12,367,107   $ 193,725,849       1,647,477   $  30,647,212         662,268   $   7,351,610
-----------------------------------------------------------------------------------------------      --------------------------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                      --              --          64,527       1,054,314          33,296         382,601
-----------------------------------------------------------------------------------------------      --------------------------
Total                                12,367,107     193,725,849       1,712,004      31,701,526         695,564       7,734,211
-----------------------------------------------------------------------------------------------      --------------------------
Shares reacquired                      (862,855)    (13,900,051)       (226,484)     (4,259,360)         (6,526)        (77,197)
-----------------------------------------------------------------------------------------------      --------------------------
Increase in shares                   11,504,252   $ 179,825,798       1,485,520   $  27,442,166         689,038   $   7,657,014
-----------------------------------------------------------------------------------------------      --------------------------

                                            Year Ended 11/30/96
                                     --------------------------
                                               Large-Cap Series
                                     --------------------------
Class A                                  Shares          Amount
---------------------------------------------------------------
Sales of shares                         594,545   $   9,601,985
---------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                  48,560         700,600
---------------------------------------------------------------
Total                                   643,105      10,302,585
---------------------------------------------------------------
Shares reacquired                      (172,002)     (2,736,592)
---------------------------------------------------------------
Increase in shares                      471,103   $   7,565,993
---------------------------------------------------------------

                                                                                                        11/15/96 (Commencement
                                                                                                   of Offering Class B Shares)
                                                                            Year Ended 11/30/97                    to 11/30/96
                                     ----------------------------------------------------------    ---------------------------
                                               Small-Cap Series                Large-Cap Series               Small-Cap Series
                                     --------------------------   -----------------------------    ---------------------------
Class B                                  Shares          Amount          Shares          Amount          Shares         Amount
---------------------------------------------------------------   -----------------------------    ---------------------------
Sales of shares                      11,224,852   $ 176,836,027         637,050    $ 11,698,773          41,443      $ 488,205
---------------------------------------------------------------   -----------------------------    ---------------------------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                      --              --          21,691         350,304              --             --
---------------------------------------------------------------   -----------------------------    ---------------------------
Total                                11,224,852     176,836,027         658,741      12,049,077          41,443        488,205
---------------------------------------------------------------   -----------------------------    ---------------------------
Shares reacquired                      (149,680)     (2,390,178)        (66,101)     (1,220,331)             --             --
---------------------------------------------------------------   -----------------------------    ---------------------------
Increase in shares                   11,075,172   $ 174,445,849         592,640    $ 10,828,746          41,443      $ 488,205
---------------------------------------------------------------   -----------------------------    ---------------------------

                                            8/1/96 (Commencement
                                     of Offering Class B Shares)
                                                     to 11/30/96
                                     ---------------------------
                                                Large-Cap Series
                                     ---------------------------
Class B                                   Shares          Amount
----------------------------------------------------------------
Sales of shares                          380,322     $ 6,103,220
----------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                    1,904          30,251
----------------------------------------------------------------
Total                                    382,226       6,133,471
----------------------------------------------------------------
Shares reacquired                        (17,762)       (302,876)
----------------------------------------------------------------
Increase in shares                       364,464     $ 5,830,595
----------------------------------------------------------------

                                                                         4/1/97
                                                               (Commencement of
                                           Offering Class C Shares) to 11/30/97
                       --------------------------------------------------------
                                 Small-Cap Series              Large-Cap Series
                       --------------------------   ---------------------------
Class C                   Shares           Amount     Shares             Amount
-------------------------------------------------   ---------------------------
Sales of shares        3,183,837     $ 52,458,907     91,007       $  1,785,418
-------------------------------------------------   ---------------------------
Shares reacquired        (74,685)      (1,239,045)   (10,568)          (207,738)
-------------------------------------------------   ---------------------------
Increase in shares     3,109,152     $ 51,219,862     80,439       $  1,577,680
-------------------------------------------------   ---------------------------

4. Distributions

Dividends from net investment income are declared annually for the Small-Cap Series and quarterly for the Large-Cap Series. Net realized gain from investment transactions is distributed to shareholders annually. At November 30, 1997, accumulated net realized gain for each Series was as follows:

--------------------------------------------------------------------------------
Small-Cap Series                                                      $7,347,935
Large-Cap Series                                                      $2,440,108
--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

Capital gain distributions declared on December 11, 1997 were as follows:

                                                        Rate           Aggregate
Capital Gains                                      Per Share              Amount
--------------------------------------------------------------------------------
Small-Cap Series--Class A                               $.29          $3,627,209
Small-Cap Series--Class B                               $.25          $2,865,148
Small-Cap Series--Class C                               $.25          $  808,343
Large-Cap Series--Class A                               $.71          $1,758,056
Large-Cap Series--Class B                               $.71          $  684,146
Large-Cap Series--Class C                               $.71          $   60,358
--------------------------------------------------------------------------------

5. Purchases and Sales of Securities

Purchases and sales of investments for the year ended November 30, 1997 were as follows:

Series                                                 Purchases           Sales
--------------------------------------------------------------------------------
Small-Cap                                           $399,767,834     $59,685,625
Large-Cap                                           $ 53,048,448     $13,202,120
--------------------------------------------------------------------------------

As of November 30, 1997, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                                              Net
                                       Unrealized     Unrealized      Unrealized
Series                               Appreciation   Appreciation    Depreciation
--------------------------------------------------------------------------------
Small-Cap                             $15,062,761    $27,980,820     $12,918,059
Large-Cap                             $ 8,309,867    $10,162,460     $ 1,852,593
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund.

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Research Fund, Inc.:

We have audited the accompanying statements of net assets of Lord Abbett Research Fund, Inc.-Small-Cap Series and Large-Cap Series as of November 30, 1997, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc.-Small-Cap Series and Large-Cap Series at November 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
January 5, 1998

Copyright (C) 1998 by Lord Abbett Research Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass.

All rights reserved. Printed in the U.S.A.


[LOGO](R)  LORD, ABBETT & CO.
           Investment Management
A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC                                          LARF-2-1197
------------------------------------------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (1/98)